Financing Receivables - Risk Ratings (Details) - Sunlight $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Financing Receivable, Credit Quality Indicator [Line Items]
UPB	$ 46,578	$ 41,752
Advances
Financing Receivable, Credit Quality Indicator [Line Items]
Contractors | item	135	141
UPB	$ 40,979	$ 35,401
Average risk rating	1.4	1.5
Advances | Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
% of amount outstanding	100.00%	100.00%
Advances | Low risk
Financing Receivable, Credit Quality Indicator [Line Items]
Contractors | item	74	78
UPB	$ 23,783	$ 18,072
Advances | Low risk | Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
% of amount outstanding	58.00%	51.00%
Advances | Low-to-medium risk
Financing Receivable, Credit Quality Indicator [Line Items]
Contractors | item	55	56
UPB	$ 17,013	$ 16,700
Advances | Low-to-medium risk | Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
% of amount outstanding	41.50%	47.20%
Advances | Medium risk
Financing Receivable, Credit Quality Indicator [Line Items]
Contractors | item	4	4
UPB	$ 157	$ 604
Advances | Medium risk | Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
% of amount outstanding	0.40%	1.70%
Advances | Higher risk
Financing Receivable, Credit Quality Indicator [Line Items]
Contractors | item	2	3
UPB	$ 26	$ 25
Advances | Higher risk | Customer Concentration Risk | Financing Receivable
Financing Receivable, Credit Quality Indicator [Line Items]
% of amount outstanding	0.10%	0.10%